Intangible Assets - Changes in Intangible Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of intangible assets and goodwill [line items]
Accumulated amortization/impairment	R$ 58,991	R$ 588,238	R$ 588,238	R$ 553,832
Software [member]
Disclosure of intangible assets and goodwill [line items]
Useful life	60 Months
Accumulated amortization/impairment	R$ 23,319		28,232
Other intangible assets [member]
Disclosure of intangible assets and goodwill [line items]
Accumulated amortization/impairment	16,084		38,050
Customer relationship [member]
Disclosure of intangible assets and goodwill [line items]
Accumulated amortization/impairment	737		30,808
Licences [member]
Disclosure of intangible assets and goodwill [line items]
Accumulated amortization/impairment	906		24,705
Goodwill [member]
Disclosure of intangible assets and goodwill [line items]
Accumulated amortization/impairment	17,945		466,443
Cost [member]
Disclosure of intangible assets and goodwill [line items]
Accumulated amortization/impairment	131,356		717,579	668,105
Cost [member] | Software [member]
Disclosure of intangible assets and goodwill [line items]
Accumulated amortization/impairment	51,263		48,857	22,893
Cost [member] | Other intangible assets [member]
Disclosure of intangible assets and goodwill [line items]
Accumulated amortization/impairment	24,106		44,688	20,621
Cost [member] | Customer relationship [member]
Disclosure of intangible assets and goodwill [line items]
Accumulated amortization/impairment	36,667		132,886	130,690
Cost [member] | Licences [member]
Disclosure of intangible assets and goodwill [line items]
Accumulated amortization/impairment	1,375		24,705	24,705
Cost [member] | Goodwill [member]
Disclosure of intangible assets and goodwill [line items]
Accumulated amortization/impairment	17,945		466,443	469,196
Accumulated depreciation, amortisation and impairment [member]
Disclosure of intangible assets and goodwill [line items]
Accumulated amortization/impairment	(72,365)		(129,341)	(114,273)
Accumulated depreciation, amortisation and impairment [member] | Software [member]
Disclosure of intangible assets and goodwill [line items]
Accumulated amortization/impairment	(27,944)		(20,625)	(13,099)
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets [member]
Disclosure of intangible assets and goodwill [line items]
Accumulated amortization/impairment	(8,022)		(6,638)	(6,638)
Accumulated depreciation, amortisation and impairment [member] | Customer relationship [member]
Disclosure of intangible assets and goodwill [line items]
Accumulated amortization/impairment	(35,930)		R$ (102,078)	R$ (94,536)
Accumulated depreciation, amortisation and impairment [member] | Licences [member]
Disclosure of intangible assets and goodwill [line items]
Accumulated amortization/impairment	R$ (469)